SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Right-of-use Asset And Operating Lease Liabilities
2024			$ 38,000
2025		38,000	38,000
Total operating lease payment		38,000	76,000
Less: Imputed interest		(1,000)	(4,000)
Present value of operating lease liabilities		37,000	72,000
Operating lease liabilities – current	$ 27	37,000	37,000
Operating lease liabilities – non-current			$ 35,000